Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 5: - SHAREHOLDERS’ EQUITY

a.	On March 3, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd. (“YA”), pursuant to which YA has committed to purchase up to $10.0 million of ADSs, or the Commitment Amount, at the Company’s direction from time to time, subject to the restrictions and satisfaction of the conditions in the SEPA, during the period commencing on the date of execution of the SEPA until the earlier of (i) the 36-month anniversary of the date of execution of the SEPA, and (ii) YA’s purchase of the total Commitment Amount under the SEPA, such period the Commitment Period. Pursuant to the terms of the SEPA, the Company issued 28,784 ADSs (the “Commitment Shares”) to YA as consideration for its irrevocable commitment to purchase the Advance Shares under the SEPA. In connection with the SEPA, the Company recognized issuance-related costs of approximately $100, which were recorded as finance costs.

The Company filed a registration statement on Form F-1 to register the resale of up to 3,022,796 ADSs issuable to YA under the SEPA from time to time during the Commitment Period (including the Commitment Shares), subject to the restrictions and satisfaction of the conditions in the Purchase Agreement, if and when the Company determine to sell additional ADSs to YA under the SEPA.YA has no right to require the Company to sell any ADSs to YA, but YA is obligated to make purchases of the ADSs as directed by the Company, subject to the restrictions and satisfaction of conditions set forth in the Purchase Agreement upon receipt of a notice sent by the Company to YA setting forth the number of ADSs that the Company desire to issue and sell to YA, or an Advance Notice. The purchase price of the ADSs that the Company may direct YA to purchase from time to time under the SEPA will be equal to 97% of the lowest daily volume weighted average price (VWAP) during the three consecutive trading day period commencing on the date that the Company delivers any Advance Notice to YA. The Company have the right to set a floor price in the Advance Notice that sets a lower limit of the ADS price at which the Company are willing to sell ADSs to YA.

In March 24, 2025, the Company delivered an Advance Notice for 31,746 ADSs and thereafter delivered the ADSs, and on March 27, 2025, the Company received gross proceeds of approximately $104.

b.	In June 2025, the Company raised $1,492 in gross proceeds through drawdowns under the Purchase Agreement. The funding was executed at a volume-weighted average price of approximately $2.9 per ADS, reflecting a 3% discount to the market price at the time. As part of this transaction, the Company issued 511,690 ADSs.